UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H05O

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

2011 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report

HOLDINGS SUMMARY

Portfolio Allocation as of June 30, 2011[1] (% of net assets)

Certificates of Deposit	35.0%
Other Notes	13.3
Asset Backed Commercial Paper	11.2
Financial Company Commercial Paper	10.4
Government Agency Repurchase Agreements	10.3
Other Repurchase Agreements	5.1
Variable Rate Demand Notes	5.1
Investment Companies	5.0
Government Agency Debt	4.6

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio
	Beginning Account Value (1/01/2011)	Ending Account Value (6/30/2011)	Expenses Paid During Period[2] (1/01/2011 to 6/30/2011)
Actual [3]	$1,000.00	$1,001.20	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

[2]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended June 30, 2011 of 0.12%.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        1

Schedule of INVESTMENTS    June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 35.0%
Australia & New Zealand Banking Group/NY
0.190%, 10/12/2011 Δ	$50,000	$50,000
Banco Bilbao Vizcaya Argentaria/NY
0.520%, 8/09/2011	50,000	50,000
Bank of Montreal/Chicago
0.090%, 7/05/2011	75,000	75,000
0.110%, 7/07/2011	50,000	50,000
0.221%, 10/03/2011 Δ	60,000	60,000
Bank of Nova Scotia/Houston Δ
0.420%, 7/12/2011	50,000	50,000
0.210%, 8/18/2011	25,000	25,000
0.220%, 9/09/2011	100,000	100,000
0.250%, 9/29/2011	25,000	25,002
0.290%, 1/20/2012	50,000	50,000
0.502%, 3/05/2012	9,000	9,014
0.500%, 3/12/2012	10,000	10,018
Barclays Bank/NY
0.775%, 7/19/2011	10,000	10,000
0.236%, 7/25/2011	55,000	55,000
0.236%, 10/21/2011 Δ	65,000	65,000
BNP Paribas/NY
0.564%, 11/30/2011 Δ	36,000	36,029
Canadian Imperial Bank of Commerce/NY
0.236%, 7/18/2011	8,000	8,000
0.190%, 8/08/2011 Δ	65,000	65,000
Credit Agricole Corporate & Investment Bank/NY
0.396%, 7/18/2011	60,000	60,000
0.250%, 9/06/2011	25,000	25,000
0.410%, 10/11/2011	65,000	65,000
Credit Suisse/NY
0.334%, 7/22/2011	21,500	21,500
0.230%, 8/10/2011 Δ	40,000	40,000
0.704%, 8/30/2011	50,000	50,041
0.236%, 10/25/2011 Δ	25,000	25,000
Deutsche Bank/NY Δ
0.260%, 7/06/2011	60,000	60,000
0.280%, 10/05/2011	39,000	39,000
0.230%, 11/10/2011	35,000	35,000
DnB NOR Bank/NY
0.370%, 7/11/2011	82,000	82,006
0.219%, 10/14/2011 Δ	60,000	60,000
Lloyds TSB Bank/NY
0.473%, 8/01/2011	60,000	60,000
0.460%, 10/25/2011	71,500	71,505
National Australia Bank/NY
0.190%, 7/01/2011	16,800	16,800
0.220%, 10/06/2011 Δ	58,000	58,000
0.265%, 11/09/2011 Δ	19,200	19,200
0.274%, 12/01/2011 Δ	11,500	11,502
0.266%, 5/21/2012 Δ	35,000	35,000

DESCRIPTION	PAR	VALUE >
Nordea Bank Finland/NY
0.110%, 7/06/2011	$50,000	$50,000
0.370%, 7/13/2011	50,000	50,000
0.180%, 9/22/2011	50,000	50,000
0.581%, 10/14/2011 Δ	36,300	36,334
0.493%, 2/01/2012 Δ	6,000	6,008
Rabobank Nederland/NY Δ
0.260%, 11/10/2011	60,000	59,999
0.286%, 3/30/2012	10,000	10,000
0.246%, 5/29/2012	60,000	60,000
Royal Bank of Canada/NY Δ
0.250%, 8/05/2011	10,000	10,000
0.250%, 11/10/2011	5,000	5,002
0.252%, 3/05/2012	50,000	49,987
0.275%, 6/18/2012	24,850	24,850
Royal Bank of Scotland/CT Δ
0.330%, 7/14/2011	60,000	60,000
0.425%, 9/12/2011	10,000	10,000
0.474%, 10/25/2011	60,000	60,000
Skandinaviska Enskilda Banken/NY
0.320%, 7/06/2011	43,000	43,001
0.300%, 7/15/2011	15,000	15,001
0.230%, 8/12/2011	50,000	50,000
0.220%, 9/14/2011	15,000	14,999
0.490%, 10/03/2011	8,000	8,004
0.440%, 11/18/2011	64,000	64,000
Societe Generale/NY
0.420%, 9/06/2011 Δ	35,000	35,000
0.423%, 9/23/2011 Δ	65,000	65,000
0.390%, 10/21/2011	30,000	30,000
0.337%, 12/09/2011 Δ	39,600	39,600
Svenska Handelsbanken/NY
0.270%, 7/05/2011	50,000	50,001
0.210%, 7/13/2011	40,000	40,001
Toronto Dominion Bank/NY
0.270%, 7/07/2011	23,900	23,900
0.256%, 10/28/2011 Δ	65,300	65,301
0.210%, 5/03/2012 Δ	50,000	50,000
UBS/Stamford CT
0.290%, 7/05/2011	60,000	60,000
0.361%, 10/14/2011 Δ	65,000	65,000
Westpac Banking/NY Δ
0.190%, 8/31/2011	49,000	49,000
0.190%, 11/10/2011	65,000	65,000
0.270%, 11/21/2011	10,000	10,000
0.276%, 6/15/2012	20,000	20,000
Total Certificates of Deposit

(Cost $3,032,605)		3,032,605

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        2

Schedule of INVESTMENTS    June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Other Notes - 13.3%
Australia & New Zealand Banking Group ■
0.253%, 7/29/2011	$50,000	$50,000
0.873%, 8/04/2011	14,050	14,058
0.473%, 1/30/2012 Δ	10,000	10,009
Bank of New York Mellon
0.346%, 3/23/2012 Δ	3,735	3,738
Commonwealth Bank of Australia Δ ■
0.573%, 11/04/2011	36,900	36,935
0.344%, 7/26/2012	11,000	11,000
Credit Suisse
0.461%, 8/16/2011	3,000	3,001
Eksportfinans Δ
0.239%, 10/14/2011	25,000	25,002
0.236%, 10/22/2011	25,000	25,002
General Electric Capital
0.331%, 8/15/2011	50,000	49,997
0.596%, 9/28/2011	6,500	6,506
0.524%, 10/21/2011 Δ	20,000	20,018
0.438%, 11/21/2011 Δ	17,502	17,514
0.363%, 3/02/2012 Δ	750	750
0.410%, 4/10/2012 Δ	19,773	19,789
0.444%, 7/27/2012 Δ	39,900	39,959
Merrill Lynch, Pierce, Fenner & Smith - Master Note
0.120%, 7/01/2011 Δ	240,000	240,000
Metropolitan Life Global Funding ■
0.683%, 7/13/2011	93,000	93,013
0.497%, 3/15/2012 Δ	32,910	32,936
0.406%, 7/06/2012 Δ	49,500	49,500
National Australia Bank ■
0.270%, 8/19/2011	50,000	50,000
0.474%, 1/23/2012 Δ	20,000	20,021
Nordea Bank
0.360%, 7/17/2012 Δ ■	65,000	65,000
Rabobank Nederland ■
0.472%, 8/05/2011	35,000	35,008
0.396%, 9/28/2011	50,000	50,028
0.474%, 1/26/2012 Δ	5,780	5,787
Svenska Handelsbanken Δ ■
0.292%, 6/29/2012	15,000	15,000
0.368%, 7/09/2012	50,000	50,000
UBS
1.496%, 9/29/2011	4,850	4,866
Wachovia
0.408%, 10/15/2011 Δ	50,000	50,025
Westpac Banking Δ ■
0.574%, 10/21/2011	2,300	2,302
0.269%, 4/13/2012	53,250	53,250
Total Other Notes

(Cost $1,150,014)		1,150,014

DESCRIPTION	PAR	VALUE >
Asset Backed Commercial Paper ■ - 11.2%
Atlantic Asset Securitization 8
0.150%, 7/08/2011	$37,300	$37,299
0.150%, 7/11/2011	15,000	14,999
0.150%, 7/13/2011	45,000	44,998
Barton Capital
0.235%, 7/11/2011 8	20,000	19,999
0.260%, 8/01/2011 Δ	25,000	25,000
0.250%, 8/12/2011 Δ	25,000	25,000
0.250%, 9/01/2011 Δ	25,000	25,000
Bryant Park Funding
0.136%, 7/20/2011 8	66,476	66,471
Chariot Funding 8
0.120%, 7/01/2011	17,350	17,350
0.130%, 7/12/2011	35,000	34,999
0.130%, 7/13/2011	10,000	10,000
0.136%, 7/14/2011	60,000	59,997
0.130%, 7/21/2011	25,000	24,998
Fairway Finance Δ
0.226%, 8/19/2011	25,000	25,000
0.230%, 9/09/2011	19,000	19,000
0.196%, 12/23/2011	25,000	25,000
Falcon Asset Securitization
0.140%, 7/18/2011 8	9,000	8,999
Grampian Funding
0.130%, 7/01/2011 8	30,000	30,000
0.280%, 7/06/2011 8	25,000	24,999
0.340%, 9/02/2011 Δ	65,000	65,000
Liberty Street Funding 8
0.140%, 7/01/2011	25,000	25,000
0.140%, 7/15/2011	45,000	44,997
Market Street Funding 8
0.120%, 7/11/2011	6,600	6,600
0.130%, 7/18/2011	16,328	16,327
Sheffield Receivables
0.110%, 7/08/2011 8	50,000	49,999
Starbird Funding 8
0.150%, 7/11/2011	25,000	24,999
0.220%, 7/19/2011	20,000	19,998
Thames Asset Global Securitization 8
0.140%, 7/15/2011	20,000	19,999
0.220%, 7/18/2011	40,000	39,996
0.180%, 7/25/2011	11,956	11,955
Thunder Bay Funding 8
0.097%, 7/05/2011	7,249	7,249
0.130%, 7/21/2011	28,009	28,007
Variable Funding Capital 8
0.140%, 7/12/2011	10,000	10,000
0.120%, 7/29/2011	39,797	39,793
Windmill Funding
0.230%, 7/07/2011 8	20,000	19,999
Total Asset Backed Commercial Paper

(Cost $969,026)		969,026

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        3

Schedule of INVESTMENTS    June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 10.4%
Australia & New Zealand Banking Group Δ ■
0.314%, 10/07/2011	$9,200	$9,201
0.255%, 2/02/2012	50,000	50,000
Banco Bilbao Vizcaya Argentaria/London ■ 8
0.360%, 7/06/2011	30,000	29,998
0.481%, 7/29/2011	50,000	49,981
0.521%, 8/12/2011	11,910	11,903
Commonwealth Bank of Australia Δ ■
0.303%, 7/29/2011	20,000	20,000
0.298%, 11/04/2011	18,000	18,000
0.272%, 5/21/2012	65,000	65,000
Credit Agricole North America
0.240%, 7/18/2011 8	25,000	24,997
Credit Suisse
0.170%, 8/02/2011 8	35,000	34,995
DnB NOR Bank ■
0.236%, 8/22/2011 Δ	10,000	10,000
0.260%, 10/28/2011 8	15,000	14,987
ING (US) Funding 8
0.401%, 7/05/2011	25,000	24,999
0.190%, 9/01/2011	35,000	34,989
0.391%, 10/07/2011	25,000	24,973
Lloyds TSB Bank
0.220%, 9/07/2011 8	8,087	8,084
Reckitt Benckiser Treasury Services ■ 8
0.451%, 7/22/2011	30,000	29,992
0.451%, 7/29/2011	30,000	29,989
0.431%, 8/04/2011	7,500	7,497
0.381%, 11/07/2011	29,625	29,585
0.371%, 11/21/2011	27,631	27,590
Royal Bank of Scotland ■ 8
0.220%, 9/08/2011	25,000	24,989
0.421%, 12/09/2011	15,000	14,972
Santander Commercial Paper 8
0.380%, 7/05/2011	45,000	44,998
0.601%, 7/14/2011	50,000	49,989
0.445%, 7/22/2011	40,000	39,990
0.681%, 9/01/2011	40,000	39,953
Skandinaviska Enskilda Banken
0.421%, 11/01/2011 ■ 8	7,500	7,489
Toyota Motor Credit
0.361%, 7/11/2011 8	60,000	59,994
Westpac Banking
0.207%, 8/15/2011 Δ ■	65,000	65,000
Total Financial Company Commercial Paper

(Cost $904,134)		904,134

DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes Δ - 5.1%
ABAG Finance Authority for Nonprofit Corporations, Point Loma Nazarene University, Series 2008 (LOC: Wells Fargo Bank)
0.050%, 7/07/2011	$16,930	$16,930
Aurora Hospital Revenue, Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.080%, 7/07/2011	14,340	14,340
Calleguas-Las Virgines Public Financing Authority, Calleguas Municipal Water District, Series A (LOC: Wells Fargo Bank)
0.050%, 7/07/2011	17,240	17,240
Colorado Educational & Cultural Facilities Authority, Mesivta of Greater L.A. (LOC: Bank of America)
0.130%, 7/07/2011	4,495	4,495
Delaware State Economic Development Authority, Peninsula United Methodist, Series A (LOC: PNC Bank)
0.040%, 7/01/2011	8,300	8,300
District of Columbia Revenue, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.060%, 7/07/2011	33,250	33,250
Franklin County, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.080%, 7/07/2011	18,250	18,250
Halifax Hospital Medical Center Hospital Revenue Refunding and Improvement, Series 2008 (LOC: JPMorgan Chase Bank)
0.080%, 7/07/2011	19,500	19,500
Hamilton County Hospital Facilities, Elizabeth Gamble Deacones, Series B (LOC: PNC Bank)
0.080%, 7/07/2011	7,900	7,900
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group (LOC: PNC Bank)
Series A
0.080%, 7/07/2011	7,500	7,500
Series E
0.080%, 7/07/2011	9,375	9,375
Houston Airport Systems Revenue, Series 2010 (LOC: Barclays Bank)
0.050%, 7/07/2011	13,230	13,230
Illinois Finance Authority Revenue, Carle Foundation, Series C (LOC: Northern Trust Company)
0.030%, 7/07/2011	10,500	10,500
Illinois State Toll Highway Authority, Series A- 1b (LOC: PNC Bank)
0.040%, 7/07/2011	12,000	12,000
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series D (LOC: Wells Fargo Bank)
0.060%, 7/07/2011	14,600	14,600
Indiana Finance Authority, Depauw University, Series B (LOC: PNC Bank)
0.080%, 7/07/2011	4,000	4,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        4

Schedule of INVESTMENTS    June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Iowa Finance Authority, Wesley Retirement Services , Series 2006 (LOC: Wells Fargo Bank)
0.080%, 7/07/2011	$3,250	$3,250
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.070%, 7/07/2011	2,000	2,000
Maryland Health & Higher Education, University of Maryland Medical Systems (LOC: Wachovia Bank)
0.070%, 7/07/2011	17,460	17,460
Maryland State Health & Higher Education Authority, Pickersgill, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.080%, 7/07/2011	17,530	17,530
Michigan State Building Authority, Series I (LOC: JPMorgan Chase Bank)
0.080%, 7/07/2011	11,800	11,800
Minneapolis & St. Paul Housing, Alliance Health Systems (LOC: Wells Fargo Bank)
0.090%, 7/07/2011	18,500	18,500
Mississippi Business Finance, Chevron USA, Series A
0.040%, 7/07/2011	21,000	21,000
Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue, Austral USA
Series 2011A (LOC: National Austria Bank)
0.070%, 7/07/2011	4,000	4,000
Series 2011B (LOC: Australia-New Zealand Banking Group)
0.070%, 7/07/2011	8,000	8,000
New Hampshire Higher Educational & Health, Hunt Community (LOC: TD Bank)
0.070%, 7/07/2011	9,420	9,420
North Broward Hospital District (LOC: TD Bank)
0.050%, 7/07/2011	30,100	30,100
North Carolina Medical Care Commission, Angel Medical Center, Series 2007 (LOC: Wells Fargo Bank)
0.080%, 7/07/2011	2,200	2,200
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series B (LOC: Bank of Nova Scotia)
0.040%, 7/07/2011	8,700	8,700
Ohio State Higher Education Facilities, Case Western Reserve University, Series A (LOC: PNC Bank)
0.060%, 7/07/2011	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital Association, Series A (LOC: PNC Bank)
0.080%, 7/07/2011	6,250	6,250
Philadelphia Authority for Industrial Development, Newcourtland Elder Services (LOC: PNC Bank)
0.040%, 7/01/2011	3,650	3,650
South Carolina Economic Revenue Authority, Sisters of Charity Providence (LOC: Wells Fargo Bank)
0.130%, 7/07/2011	9,580	9,580
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.040%, 7/01/2011	21,660	21,660
St. Joseph County Hospital Authority, Memorial Health System (LOC: JPMorgan Chase Bank)
0.080%, 7/07/2011	12,900	12,900
Sweetwater County Pollution Control, PacifiCorp, Series A (LOC: Wells Fargo Bank)
0.080%, 7/07/2011	1,300	1,300

DESCRIPTION	PAR	VALUE >
Vermont State Student Assistance (LOC: Lloyds Bank) (AMT)
Series C1
0.110%, 7/07/2011	$8,385	$8,385
Series C2
0.100%, 7/07/2011	5,865	5,865

Total Variable Rate Demand Notes (Cost $442,960)		442,960

Government Agency Debt Δ - 4.6%
Federal Farm Credit Bank
0.145%, 8/17/2011	150,000	150,000
Federal Home Loan Bank
0.180%, 8/12/2011	50,000	50,000
0.160%, 10/20/2011	100,000	100,000
Federal Home Loan Mortgage Corporation
0.060%, 11/09/2011	100,000	99,971

Total Government Agency Debt (Cost $399,971)		399,971

Government Agency Repurchase Agreements - 10.3%
Goldman Sachs & Co.
0.030%, dated 6/30/2011, matures 7/1/2011, repurchase price $40,000 (collateralized by government agency debt: Total market value $40,800)	40,000	40,000
ING Financial Markets
0.070%, dated 6/30/2011, matures 7/1/2011, repurchase price $600,001 (collateralized by government agency debt: Total market value $612,001)	600,000	600,000
Jefferies & Company
0.080%, dated 6/30/2011, matures 7/1/2011, repurchase price $250,001 (collateralized by government agency debt: Total market value $255,000)	250,000	250,000

Total Government Agency Repurchase Agreements (Cost $890,000)		890,000

Other Repurchase Agreements - 5.1%
BNP Paribas Securities
0.140%, dated 6/30/2011, matures 7/1/2011, repurchase price $150,001 (collateralized by various securities: Total market value $157,500)	150,000	150,000
ING Financial Markets
0.160%, dated 6/30/2011, matures 7/1/2011, repurchase price $100,000 (collateralized by various securities: Total market value $105,003)	100,000	100,000
J.P. Morgan Securities
0.120%, dated 6/30/2011, matures 7/1/2011, repurchase price $145,000 (collateralized by various securities: Total market value $152,254)	145,000	145,000
RBC Capital Markets
0.120%, dated 6/30/2011, matures 7/1/2011, repurchase price $50,000 (collateralized by various securities: Total market value $52,500)	50,000	50,000

Total Other Repurchase Agreements (Cost $445,000)		445,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        5

Schedule of INVESTMENTS    June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	SHARES	VALUE >
Investment Companies Ω - 5.0%
Dreyfus Cash Advantage Fund, Institutional Shares, 0.150%	131,863,312	$131,863
DWS Money Market Series, Institutional Shares, 0.060%	81,941,492	81,941
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.109%	127,179,795	127,180
HSBC Investor Prime Money Market Fund, Class I, 0.070%	92,747,644	92,748

Total Investment Companies (Cost $433,732)		433,732

Total Investments ▲ - 100.0% (Cost $8,667,442)		8,667,442

Other Assets and Liabilities, Net - 0.0%		913

Total Net Assets - 100.0%		$8,668,355

Maturity Dates are shown using the final legal maturity date as determined under Rule 2a-7 of the Investment Company Act of 1940.

>	Securities are valued in accordance with the procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2011.

■	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold to dealers in that program or other “qualified institutional buyers”. As of June 30, 2011, the value of these investments was $2,129,046 or 24.6% of total net assets.

8	Discounted Security – This security makes no periodic interest payments but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of June 30, 2011.

▲	On June 30, 2011, the cost of investments for federal income tax purposes was $8,667,442. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT - Alternative Minimum Tax. As of June 30, 2011, the total value of securities subject to AMT was $14,250 or 0.2% of total net assets.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        6

Statement of ASSETS AND LIABILITIES    June 30, 2011 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$7,332,442
Repurchase agreements, at value (note 2)	1,335,000
Cash	12
Receivable for dividends and interest	2,184
Receivable from advisor	34

Total assets	8,669,672

LIABILITIES:
Dividends payable	1,166
Payable to affiliates (note 3)	151

Total liabilities	1,317

Net assets	$8,668,355

COMPOSITION OF NET ASSETS:
Portfolio capital	$8,674,751
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,393)

Net assets	$8,668,355

Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	8,674,751
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        7

Statement of OPERATIONS    For the six-month period ended June 30, 2011 (unaudited), all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$10,909

Total investment income	10,909

EXPENSES (note 3):
Administration fees	817

Total expenses	817

Investment income - net	10,092

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	71

Net gain on investments	71

Net increase in net assets resulting from operations	$10,163

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        8

Statements of CHANGES IN NET ASSETS    all dollars are rounded to thousands (000)

		Prime Portfolio
	Six-Month Period Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
OPERATIONS:
Investment income - net	$10,092	$18,767
Net realized gain on investments (note 6)	71	175

Net increase in net assets resulting from operations	10,163	18,942

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(10,092)	(18,767)

Total distributions	(10,092)	(18,767)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	7,010,487	16,254,425
Payments for redemptions	(4,763,889)	(15,509,770)

Increase in net assets from capital share transactions	2,246,598	744,655

Total increase in net assets	2,246,669	744,830
Net assets at beginning of period	6,421,686	5,676,856

Net assets at end of period	$8,668,355	$6,421,686

Distributions in excess of net investment income	$(3)	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        9

FINANCIAL HIGHLIGHTS    For a share outstanding throughout the indicated periods

						Prime Portfolio
	Six-Month Period Ended 6/30/2011 (unaudited)[1]	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006[2]
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	- [3]	- [3]	0.01	0.03	0.05	0.04
Distributions from net investment income	- [3]	- [3]	(0.01)	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

RATIOS/SUPPLEMENTAL DATA:
Total return	0.12%	0.27%	0.58%[4,5]	2.90%[6]	5.47%	4.06%
Net assets at end of period (000)	$8,668,355	$6,421,686	$5,676,856	$4,814,948	$11,085,291	$5,766,803
Ratio of expenses to average net assets[7]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.25%	0.27%	0.55%	2.91%	5.35%	5.30%

[1]	All ratios for the period have been annualized, except total return.
[2]	Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.
[3]	Rounds to zero.
[4]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[5]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.
[6]

Without the support agreement (note 7), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at the end of the period, which would have resulted in a total return of 1.88% for the period.

[7]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        10

Notes to FINANCIAL STATEMENTS    (unaudited as to June 30, 2011), all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the six-month period ended June 30, 2011, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed .25%.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        11

Notes to FINANCIAL STATEMENTS    (unaudited as to June 30, 2011), all dollars and shares are rounded to thousands (000)

As of June 30, 2011, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$-	$3,032,605	$-	$3,032,605
Other Notes	-	1,150,014	-	1,150,014
Asset Backed Commercial Paper	-	969,026	-	969,026
Financial Company Commercial Paper	-	904,134	-	904,134
Government Agency Repurchase Agreements	-	890,000	-	890,000
Other Repurchase Agreements	-	445,000	-	445,000
Variable Rate Demand Notes	-	442,960	-	442,960
Government Agency Debt	-	399,971	-	399,971
Investment Companies	433,732	-	-	433,732

Total Investments	$433,732	$8,233,710	$-	$8,667,442

During the six-month period ended June 30, 2011, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2010 or June 30, 2011. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. As of June 30, 2011, the portfolio held no investments in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of June 30, 2011, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all of the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent; reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month period ended June 30, 2011 (estimated) and the fiscal year ended December 31, 2010 (adjusted by dividends payable as of June 30, 2011 and December 31, 2010), were as follows:

	Six-Month Period Ended 06/30/11	Fiscal Year Ended 12/31/10
Ordinary Income	$10,106	$18,398

Total Distributions	$10,106	$18,398

As of December 31, 2010, the portfolio’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,177
Accumulated Capital and Post-October Losses	(6,464)

Total Accumulated Deficit	$(5,287)

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        12

Notes to FINANCIAL STATEMENTS    (unaudited as to June 30, 2011), all dollars and shares are rounded to thousands (000)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2010.

As of December 31, 2010, the portfolio had a capital loss carry forward of $6,464. If not offset by subsequent capital gains, $93 of losses will expire in the fiscal year ending December 31, 2016 and $6,371 of losses will expire in the fiscal year ending December 31, 2018.

REPURCHASE AGREEMENTS – The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2011.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END- Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2011 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any). For the six-month period ended June 30, 2011, the portfolio did not incur any interest expense due to overdrafts.

4 > Investment Security Transactions

During the six-month period ended June 30, 2011, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        13

Notes to FINANCIAL STATEMENTS    (unaudited as to June 30, 2011), all dollars and shares are rounded to thousands (000)

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such a redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 7) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s advisor purchased the Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 under the Act. Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

8 > New Accounting Pronouncement

In May 2011, The Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the portfolio’s financial statement disclosures.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        14

Notice to SHAREHOLDERS June 30, 2011 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Portfolio (the “Board”), which is composed entirely of independent trustees, oversees the management of the Portfolio and, as required by law, determines annually whether to renew the Portfolio’s advisory agreement with U.S. Bancorp Asset Management, Inc. (“USBAM”).

At a full meeting of the Board on June 21-22, 2011, the Board considered information relating to the Portfolio’s investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board approved the Agreement through June 30, 2012.

In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of USBAM’s services to the Portfolio, (2) the investment performance of the Portfolio, (3) the profitability of USBAM related to the Portfolio, including an analysis of USBAM’s cost of providing services and comparative expense information, and (4) other benefits that accrue to USBAM through its relationship with the Portfolio. When reviewing and approving investment company advisory contracts, boards of trustees generally also consider the extent to which economies of scale will be realized as the investment company grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted, however, that USBAM does not charge advisory fees for the management of the Portfolio. The Board therefore determined that a consideration of economies of scale was not relevant to its evaluation of the Agreement. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the independent trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of the Portfolio. In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality, and extent of the services provided by USBAM to the Portfolio. The Board reviewed USBAM’s key personnel who provide investment management services to the Portfolio as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the Portfolio within the framework of the Portfolio’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to the Portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Portfolio’s custodian and sub-administrator. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about USBAM from the Portfolio’s Chief Compliance Officer.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        15

Notice to SHAREHOLDERS June 30, 2011 (unaudited)

Based on the foregoing, the Board concluded that the Portfolio is likely to benefit from the nature, quality, and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Portfolio

The Board considered the performance of the Portfolio on a gross-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The Board considered that the Portfolio outperformed its performance universe median on a net-of-expenses basis for all periods. In light of the foregoing, the Board concluded that it would be in the interest of the Portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board examined USBAM’s costs in serving as the Portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the Portfolio. The Board also considered the profitability of USBAM and its affiliates resulting from their relationship with the Portfolio. The Board compared fee and expense information for the Portfolio to fee and expense information for comparable funds managed by other advisors. The Board also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

The Board noted that USBAM does not receive an advisory fee from the Portfolio. Nevertheless, the Board considered information provided by an independent data service, so as to compare the Portfolio’s total expense ratio to the median total expense ratio of comparable funds. The Board noted that the Portfolio’s total expense ratio is lower than its peer group median total expense ratio. The Board concluded that the total expense ratio is reasonable in light of the services provided.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Portfolio, the Board noted that USBAM and certain of its affiliates serve the Portfolio in various capacities, including as investment advisor, administrator, sub-administrator, transfer agent and custodian. The Board considered that USBAM receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the Portfolio by USBAM or its affiliates. The Board considered that each service provided to the Portfolio by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the interest of the Portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST    2011 Semiannual Report        16

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: August 29, 2011

By:

/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: August 29, 2011